Analysis of Net Debt - Reconciliation of Opening to Closing Net Debt (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Beginning Balance	€ (5,796)	€ (5,297)	€ (6,618)
Debt in acquired companies (note 32)	(74)	(12)	(3)
Increase in interest-bearing loans, borrowings and finance leases	(1,434)	(1,010)	(600)
Net cash flow arising from derivative financial instruments	(6)	(169)	5
Repayment of interest-bearing loans, borrowings and finance leases	246	343	2,015
Increase/(decrease) in cash and cash equivalents	194	(153)	(127)
Mark-to-market adjustment	2	9	21
Translation adjustment	(116)	493	10
Ending balance	€ (6,984)	€ (5,796)	€ (5,297)